Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings Per Common Share
Table 24.1 shows earnings per common share and diluted earnings per common share and reconciles the numerator and denominator of both earnings per common share calculations. See Note 1 (Summary of Significant Accounting Policies) for discussion of private share repurchases, and the Consolidated Statement of Changes in Equity and Note 20 (Common Stock and Stock Plans) for information about stock and options activity and terms and conditions of warrants.

Table 24.1: Earnings Per Common Share Calculations

		Year ended December 31,
	(in millions, except per share amounts)	2018	2017	2016
	Wells Fargo net income	$22,393	22,183	21,938
	Less: Preferred stock dividends and other (1)	1,704	1,629	1,565
	Wells Fargo net income applicable to common stock (numerator)	$20,689	20,554	20,373
	Earnings per common share
	Average common shares outstanding (denominator)	4,799.7	4,964.6	5,052.8
	Per share	$4.31	4.14	4.03
	Diluted earnings per common share
	Average common shares outstanding	4,799.7	4,964.6	5,052.8
Add:	Stock options	8.0	17.1	18.9
	Restricted share rights	26.3	24.7	25.9
	Warrants	4.4	10.9	10.7
	Diluted average common shares outstanding (denominator)	4,838.4	5,017.3	5,108.3
	Per share	$4.28	4.10	3.99

(1)	The year ended December 31, 2018, includes $155 million as a result of eliminating the discount on our Series J Preferred Stock, which was redeemed on September 17, 2018.

Antidilutive Warrants And Options Outstanding
Table 24.2 presents the outstanding options to purchase shares of common stock that were anti-dilutive (the exercise price was higher than the weighted-average market price), and therefore not included in the calculation of diluted earnings per common share.
Table 24.2: Outstanding Anti-Dilutive Options

	Weighted-average shares
	Year ended December 31,
(in millions)	2018	2017	2016
Options	0.3	1.9	3.2

Dividends Declared per common share	Table 24.3 presents dividends declared per common share. Table 24.3: Dividends Declared Per Common Share

	Year ended December 31,
	2018	2017	2016
Per common share	$1.640	1.540	1.515